787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR

December 28, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Credit Suisse Opportunity Funds
Securities Act File No. 33-92982
Investment Company Act File No. 811-9054
Post-Effective Amendment No. 68

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Trust”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 68 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the principal investment strategies of the Credit Suisse Volaris US Strategies Fund.  It is proposed that the Amendment will become effective on February 26, 2016 pursuant to Rule 485(a)(1) under the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	Lou Anne McInnis, Esq.
Rose F. DiMartino, Esq.